Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash flows from operating activities:
(Loss)/profit before income taxes	$ (152,966)	$ 31,493
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	274,193	223,015
Bad debt expenses
Unrealised foreign exchange gain	(8,946)	(7,204)
Amortization of intangible assets	37,717	36,863
Intangible assets written off	79,481
Change in operating assets and liabilities:
Accounts receivable	(319,268)	(238,287)
Net investment in sales-type leases	100,329	25,359
Inventories	(735,620)	93,611
Deposits, prepayments, and other receivables	(1,956,108)	200,087
Accounts payable	407,254	(68,634)
Customer deposits	(326,575)	(654,196)
Other payables and accrued liabilities	(303,701)	265,463
Income tax payable	18,288	(19,249)
Net cash used in operating activities	(2,885,922)	(111,679)
Cash flows from investing activities:
Purchase of property and equipment	(386,509)	(329,139)
Purchase of intangible assets	(28,456)
Net cash used in investing activities	(414,965)	(329,139)
Cash flows from financing activities:
Net Proceeds from initial public offering	3,623,597
Proceeds from bank borrowings	388,636
Proceeds from lease financing		245,804
Repayment of bank borrowings	(40,146)	(22,299)
Repayment of lease liabilities	(286,542)	(293,574)
Payment of deferred offering costs		(168,804)
Net cash generated from/(used in) financing activities	3,685,545	(238,873)
Effect on exchange rate change on cash and cash equivalents	14,618	7,228
Net change in cash and cash equivalent	399,276	(672,463)
BEGINNING OF PERIOD	443,117	995,092
END OF PERIOD	842,393	322,629
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash (received)/paid for income taxes	(18,288)	19,249
Cash paid for interest	$ 21,394	$ 18,658